GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                            Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762


The information required to be contained in this report for the period ending Decembe 31, 2003, includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000014

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000017

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000021

Maxim Series Fund, Inc.
Maxim Short Duration Bond Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000025

Maxim Series Fund, Inc.
Maxim U.S. Government Mortgage Securities Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000030

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000026

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000008

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000013

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000018

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000029

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000032

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000012

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted on February 26, 2004
Accession No. 0000356476-04-000009